Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on February 11, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 457	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 459	[ X ]

 (Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	James Ash Gemini Fund Services, LLC 80 Arkay Drive , Suite 110 Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(  )

immediately upon filing pursuant to paragraph (b).

(X)

on February 19, 2013  pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

(  )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

(  )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 433 to its Registration Statement until February 19, 2013.  Post-Effective Amendment No. 433 to the Trust’s Registration Statement relates to the Altegris Multi-Strategy Alternative Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 433 under the Securities Act of 1933 and Amendment No. 435 under the Investment Company Act of 1940, filed on November 13, 2012, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 457 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 11th day of February 2013.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	February 11, 2013
John V. Palancia*	Trustee	February 11, 2013
Gary Lanzen*	Trustee	February 11, 2013
Anthony Hertl*	Trustee	February 11, 2013
Mark Taylor*	Trustee	February 11, 2013
/s/ Andrew Rogers__ Andrew Rogers	President and Principal Executive Officer	February 11, 2013
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 11, 2013

By:

Date:

/s/ James P. Ash, Esq.

February 11, 2013

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney